Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 10.4	$ 6.2
Insurance contracts	147.8	147.2
Other	37.3	50.8
Total	258.0	271.3
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	22.9	25.7
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 39.6	$ 41.4